Commitments and Contingencies (Details) - USD ($) $ in Thousands	Oct. 13, 2024	Apr. 28, 2024	Nov. 06, 2023
Commitments and Contingencies Disclosure [Abstract]
Estimate of possible cost	$ 464	$ 464	$ 464